Average Annual Total Returns{- Money Market Portfolio} - 03.31 FIMM Funds PRO - Institutional Class-09 - Money Market Portfolio - Institutional Class - Return Before Taxes	Past 1 year	Past 5 years	Past 10 years
Total	0.56%	1.32%	0.74%